Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Components of accrued expenses and other current liabilities are as follows at December 31:

	2022	2023	2023
	SGD	SGD	USD

Accruals for operating expenses	475,510	547,661	405,269
Retention payable	45,423	45,423	33,613
Other payables	17,713	42,711	31,606
Total	538,646	635,795	470,488